COMPREHENSIVE INCOME	12 Months Ended
Dec. 28, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
COMPREHENSIVE INCOME
COMPREHENSIVE INCOME

Comprehensive income refers to net income plus revenues, expenses, gains and losses that are recorded directly as an adjustment to stockholders' equity, net of tax, including changes in employee benefit plan obligations and foreign currency translation.

Accumulated other comprehensive income is comprised entirely of foreign currency translation adjustments as of December 28, 2012 and December 30, 2011.